Trade and Other Payables - Schedule of Trade and Other Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables - Total
Trade payables	€ 20,337	€ 32,753	€ 32,649
Social security costs payables	4,477	3,598	2,967
VAT payables	314	2	1
Taxes payables	319	487	286
Other payables	569	527	71
TOTAL	26,015	37,368	35,974
Trade and other payables - Current
Trade payables	20,337	32,753	32,649
Social security costs payables	4,477	3,598	2,967
VAT payables	314	2	1
Taxes payables	319	487	286
Other payables	118	76	71
TOTAL	25,564	36,917	35,974	[1]
Trade and other payables - Non current
Other payables	451	450	0
TOTAL	€ 451	€ 450	€ 0	[1]

[1]	The Group applied IFRS 16 “Leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2018 has not been restated. The impact of this application is presented in note 4.7 Application of the new IFRS 16 standard.